Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000135478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000051262
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Markets ETF Shares Net Asset Value
Average Annual Return, Percent	3.10%	4.77%	5.49%
C000012140
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000012141
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000135477
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Without Sales Load [Member] | C000135478
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	4.67%	5.37%
Without Sales Load [Member] | C000051262
Average Annual Return [Line Items]
Average Annual Return, Percent	3.07%	4.79%	5.49%
Without Sales Load [Member] | C000012140
Average Annual Return [Line Items]
Average Annual Return, Percent	3.04%	4.76%	5.47%
Without Sales Load [Member] | C000012141
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%	4.77%	5.49%
Without Sales Load [Member] | C000135477
Average Annual Return [Line Items]
Average Annual Return, Percent	3.09%	4.80%	5.50%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	5.52%	4.42%	5.13%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	5.52%	4.42%	5.13%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	5.52%	4.42%	5.13%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	5.52%	4.42%	5.13%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	5.52%	4.42%	5.13%
NACC2 Index: Spliced Developed ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Average Annual Return, Percent	3.36%	4.79%	5.43%
NACC2 Index: Spliced Developed ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Average Annual Return, Percent	3.36%	4.79%	5.43%
NACC2 Index: Spliced Developed ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Average Annual Return, Percent	3.36%	4.79%	5.43%
NACC2 Index: Spliced Developed ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Average Annual Return, Percent	3.36%	4.79%	5.43%
NACC2 Index: Spliced Developed ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Average Annual Return, Percent	3.36%	4.79%	5.43%